Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
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Trade and Other Receivables

10. Trade and Other Receivables
	December 31 2019 $	December 31 2018 $

Trade receivables, net of expected credit losses of $2.2 (2018 – $1.5)	787.3	774.5
Holdbacks, current	20.6	18.7
Lease inducements receivable (note 6)	-	44.0
Other	9.8	40.9

Trade and other receivables	817.7	878.1
The aging analysis of gross trade receivables is as follows:

	Total	1–30	31–60	61–90	91–120	121+
	$	$	$	$	$	$

December 31, 2019	789.5	395.9	221.1	63.5	27.8	81.2

December 31, 2018	776.0	355.6	228.7	63.8	43.2	84.7
Information about the Company’s exposure to credit risks and impairment losses for trade and other receivables is included in note 25.